Accrued Liabilities and Other Payables - Schedule of Accrued Liabilities and Other Payables (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Accrued Liabilities and Other Payables - Schedule of Accrued Liabilities and Other Payables (Details) [Line Items]
Payroll payables	$ 90,091	$ 51,180
Other payables – related parties	418,845	139,300
Accrued liabilities and other payables – third parties	508,936	190,480
Related Parties [Member]
Accrued Liabilities and Other Payables - Schedule of Accrued Liabilities and Other Payables (Details) [Line Items]
Other payables – related parties	$ 1,545,435	$ 1,390,515